Hedging Financial Instruments - Summary of hedging financial instruments (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets- current
Financial assets current	$ 2.3	$ 13.5
Fair value hedges [member] | Interest rate futures contracts [member]
Financial assets- current
Financial assets current	2.3
Financial liabilities- current
Financial liabilities current	$ 0.8	9.6
Cash flow hedges [member] | Forward Interest Rate Contracts [Member]
Financial assets- current
Financial assets current		$ 13.5